Note 1 - Basis of Presentation and General Information (Details) (USD $)	0 Months Ended
	Mar. 31, 2015	Oct. 16, 2013	Jun. 20, 2014	Dec. 31, 2014	Apr. 21, 2014	Dec. 31, 2013
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Number of Vessels		6
Charter Term	7 years
Common Stock, Shares, Outstanding				18,969,989	8,309,989	2,469,648
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01	$ 0.01
M/T Stenaweco Energy [Member] | Option To Extend [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Charter Rate Per Day			$ 17,250
M/T Stenaweco Energy [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Charter Term			2 years
Charter Option Term			1 year
Charter Rate Per Day			$ 16,000